Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2018 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Estimated amortization expense
2019	$ 596	¥ 4,096
2020	373	2,566
2021	174	1,196
2022	51	348
2023	$ 45	¥ 308